UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:  BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey

            Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 135.2%

Corporate — 12.2%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$1,790	$18,795
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	2,400	2,501,616
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	5,160	5,773,730
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	145	171,522
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	1,220	1,381,430
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	740	765,737
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,500	1,565,175
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,275	1,345,151
Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	300	329,352
Sub Series A, 5.00%, 07/01/33	125	134,505

		13,987,013
County/City/Special District/School District — 28.0%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,530	5,860,417
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	490	543,983
5.00%, 07/01/35	755	833,090
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 01/15/21(e)	1,085	1,168,111
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	1,990	2,008,467
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,780,258

Security	Par (000)	Value
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC) (continued):
5.50%, 10/01/29	$2,630	$3,278,742
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC):
5.25%, 01/01/39	2,000	2,042,340
5.38%, 01/01/44	2,400	2,452,272
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	775	853,236
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,000	1,193,490
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	740	802,915
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	860	944,856
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	5,000	5,683,950
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,910,375

		32,356,502
Education — 21.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	150	152,505
New Jersey EDA, RB:
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(d)	115	117,452
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	310	309,975
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	540	540,151
MSU Student Housing Project Provide, 5.88%, 06/01/20(e)	1,500	1,618,485
School Facilities Construction (AGC), 5.50%, 12/15/18(e)	1,045	1,068,753

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey EDA, RB (continued):
School Facilities Construction (AGC), 5.50%, 12/15/34	$20	$20,426
Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,650,518
New Jersey EDA, Refunding RB(d):
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34	415	419,856
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44	290	293,062
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(d)	230	223,597
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(d)	550	519,085
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	1,000	1,058,830
Rider University Issue, Series F, 4.00%, 07/01/42	605	564,913
Rider University Issue, Series F, 5.00%, 07/01/47	430	454,914
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.50%, 09/01/19(e)	2,060	2,154,410
Montclair State University, Series A, 5.00%, 07/01/44	4,570	5,034,723
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	660	697,528
Ramapo College, Series B, 5.00%, 07/01/42	265	286,237
Stevens Institute of Technology, Series A, 5.00%, 07/01/42	270	299,049
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	400	403,348
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(e)	1,000	1,058,370
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	1,245	1,333,270
Series 1A, 5.00%, 12/01/25	285	295,924
Series 1A, 5.00%, 12/01/26	185	192,069
Series 1A, 5.25%, 12/01/32	500	519,665
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	1,000	1,110,320
5.00%, 07/01/42	345	371,948

Security	Par (000)	Value
Education (continued)
New Jersey Institute of Technology, RB, Series A (continued):
5.00%, 07/01/45	$1,345	$1,488,861

		24,258,244
Health — 9.3%
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	580	642,402
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 07/01/18(e)	700	703,766
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	750	841,718
Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,250	1,299,312
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	900	1,008,927
AHS Hospital Corp., 6.00%, 07/01/21(e)	1,045	1,171,476
Princeton Healthcare System, 5.00%, 07/01/39	835	910,234
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	465	472,435
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,145	1,258,309
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	580	639,810
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	1,605	1,770,508

		10,718,897
Housing — 3.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,210,940
S/F Housing, Series CC, 5.00%, 10/01/34	695	708,719
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series D, AMT, 4.25%, 11/01/37	395	395,265

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Housing (continued)
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	$2,000	$2,230,200

		4,545,124
State — 9.6%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26(f)	6,000	4,562,280
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 06/15/26	810	867,121
(AGM), 5.00%, 06/15/22	2,940	3,192,311
New Jersey Health Care Facilities Financing Authority, RB, Hospitall Asset Transformation Program, Series A, 5.25%, 10/01/18(e)	1,825	1,850,732
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	600	622,080

		11,094,524
Tobacco — 5.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	670	653,679
5.63%, 05/15/43	640	612,039
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	410	455,358
Sub-Series B, 5.00%, 06/01/46	3,955	4,149,665

		5,870,741
Transportation — 45.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	1,380	1,501,716
Series D, 5.00%, 01/01/40	800	834,504
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	5,000	5,448,150
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(e)	4,075	4,536,820
Series A, 5.00%, 07/01/22(e)	315	350,034
Series A, 5.00%, 01/01/35	310	351,918
Series E, 5.25%, 01/01/19(e)	1,970	2,014,069
New Jersey State Turnpike Authority, Refunding RB, Series G, 4.00%, 01/01/43	90	92,395

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	$4,000	$2,191,000
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	625	682,887
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	2,535	2,542,656
Transportation Program, Series AA, 5.00%, 06/15/38	2,850	2,979,618
Transportation Program, Series AA, 5.25%, 06/15/41	1,560	1,661,806
Transportation System, 6.00%, 12/15/38	945	966,886
Transportation System, Series A, 6.00%, 06/15/35	4,135	4,508,060
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,805,878
Transportation System, Series A, 5.50%, 06/15/41	2,000	2,086,460
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,021,980
Transportation System, Series AA, 5.50%, 06/15/39	2,260	2,414,335
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,299,400
Series 8, 6.00%, 12/01/42	1,430	1,563,676
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,000	1,000,000
166th Series, 5.25%, 07/15/36	4,000	4,313,920
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	795	845,697

		52,013,865
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 09/01/33(f)	2,000	1,153,900

Total Municipal Bonds — 135.2% (Cost — $149,271,166)		155,998,810

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New Jersey — 32.6%
County/City/Special District/School District — 8.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	$780	$879,136
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,180	2,349,713
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	5,710	6,234,407

		9,463,256
Education — 4.3%
Rutgers — The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(e)	1,501	1,547,439
Series L, 5.00%, 05/01/43	3,140	3,458,522

		5,005,961
Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	1,569	1,565,833

State — 5.2%
New Jersey EDA, RB, School Facilities Construction (AGC)(e):
6.00%, 12/15/18	2,958	3,033,764
6.00%, 12/15/18	42	42,931

Security	Par (000)	Value
State (continued)
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(h)	$2,787	$2,937,121

		6,013,816
Transportation — 13.5%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 07/01/22(e)(h)	4,700	5,215,731
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	2,000	2,004,190
Series B, 5.25%, 06/15/36(h)	2,501	2,600,208
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
152nd Series, 5.25%, 11/01/35	2,039	2,039,296
169th Series, 5.00%, 10/15/41	3,497	3,728,317

		15,587,742

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.6% (Cost — $36,265,218)		37,636,608

Total Long-Term Investments — 167.8% (Cost — $185,536,384)		193,635,418

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(i)(j)	278,365	278,365

Total Short-Term Securities — 0.3% (Cost — $278,365)		278,365

Total Investments — 168.1% (Cost — $185,814,749)		193,913,783
Other Assets Less Liabilities — 1.7%		1,987,822
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6)%		(21,433,207)
VMTP Shares, at Liquidation Value — (51.2)%		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$115,368,398

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ)

(f)	Zero-coupon bond.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expire between June 15, 2019 to September 1, 2020, is $7,519,842.
(i)	Annualized 7-day yield as of period end.
(j)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,411,106	(3,132,741)	278,365	$278,365	$2,439	$15	$(93)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	21	06/20/18	$2,512	$17,651
Long U.S. Treasury Bond	19	06/20/18	2,733	7,466
5-Year U.S. Treasury Note	10	06/29/18	1,135	6,955

				$32,072

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock New Jersey Municipal Income Trust (BNJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—		$193,635,418	$—	$193,635,418
Short-Term Securities	278,365		—	—	278,365

	$278,365		$193,635,418	$—	$193,913,783

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$32,072	$		$—	$32,072

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(21,333,497)	$—	$(21,333,497)
VMTP Shares at Liquidation Value	—	(59,100,000)	—	(59,100,000)

	$—	$(80,433,497)	$—	$(80,433,497)

During the period ended April 30, 2018, there were no transfers between levels.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date: June 18, 2018